UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21085

The Metzler/Payden Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Edward S. Garlock, Esq.

Payden & Rygel

333 South Grand Avenue, Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-2870

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

ITEM 1. REPORT TO SHAREHOLDERS

METZLER/PAYDEN FUNDS

ANNUAL REPORT | 2005

OCTOBER 31, 2005

•	President’s Letter

i	Management Discussion and Analysis

ii	Fund Expenses

1	Portfolio Highlights & Investments

5	Statements of Assets & Liabilities

6	Statements of Operations

7	Statements of Changes in Net Assets

8	Notes to Financial Statements

11	Financial Highlights

12	Report of Independent Registered Public Accounting Firm

14	Trustees & Officers

Annual Report

Dear Shareholders

Welcome to the Metzler/Payden family of funds. Metzler/Payden LLC, the adviser, is a joint venture founded in 1998 between independent partners Metzler Bank in Frankfurt, and Payden & Rygel in Los Angeles. In the ever-changing corporate landscape, both companies are committed to maintaining their independence and to offering unbiased investment advice and service. As the European markets continue to grow, and more members join the European Union, the Metzler/Payden Investment Group is one of a few mutual fund companies dedicated to offering equity investments in a region outside the United States.

In 2005, international equity markets continued to perform well. Europe was once again among the regions that delivered double-digit returns to those who hedged currency risk. Even with a notably stronger dollar, Eastern European equity, a “winner” in 2004, performed very well once again. The long-term attractiveness of both developing and developed markets in Europe remains intact for 2006. While more volatile in nature, their role as a diversification tool and a potential bearer of enhanced returns makes them valuable investment instruments.

Europe’s emerging markets continued to be a top choice for investors with a higher tolerance for risk, who are seeking extra returns. The first year of membership in the European Union (EU) was successful for a number of countries the Fund invests in, as they benefited from EU funds, set up to ease their transition into the Union. Despite better integration with the EU, opportunities in the region remain. Eastern Europe’s corporate taxes are low, workers are well educated, and productivity is rising, while labor costs are still low compared to Western Europe.

In Western Europe, the year was marked by two major events that gave direction to markets across the continent. The first event was the EU constitution referenda in France and the Netherlands, where voters rejected the text of the leading law of the Union, voicing frustration over slow economic growth, unemployment, and over-expansion. The second was the election deadlock in Germany, the largest and most prominent country in the Union. While both events posed more questions than they answered, the ensuing debate over the identity of Europe was long overdue and can provide impetus for future reforms.

Diversifying your investments into different asset classes and among the world’s regions is key to successful investment in today’s global economy. Metzler/Payden offers the opportunity for global diversification through our European funds. We will continue to be vigilant of new investment opportunities, and thank you for your confidence and trust.

Best wishes,

Scott J. Weiner

President

The Metzler/Payden European Emerging Markets Fund returned 44.91% for the fiscal year ended October 31, 2005. The Fund beat its benchmark, the Nomura Central Eastern Europe Index, which returned 42.77% over the same time period. Continued economic growth, fueled by a monetary easing bias, strengthening consumer demand, and strong investment flows translated into strong equity performance for the region.

Record high oil prices were the main theme for the period. Fueled by strong demand from both developed and developing economies, profits in the energy sector exceeded expectations, prompting the Fund to increase its exposure to the oil sector. In order to avoid extreme sector or geographic concentrations, the Fund added positions in utility stocks across Eastern Europe, such as CEZ, as well as pure exploration “plays” in Turkmenistan, such as Dragon Oil. The Fund pared down its telecom exposure mid-year, but reestablished positions in the sector towards the end of the period. Exposure to financial institutions remained largely unchanged.

As a result of strategic sector decisions, the Fund’s exposure to Russia temporarily increased, while holdings in Poland were temporarily reduced. Exposure to Russia was pared back down after the price of oil retreated closer to its long-term average. Exposure to Poland is also back up after the political stalemate in the country was resolved. The Fund continued to invest in Romania, where valuations were compelling. Turkey was also a part of the Fund’s holdings, where the financial sector showed considerable promise. However, these holdings were pared down after valuations appeared unsustainable in the later part of the year.

The Metzler/Payden European Growth Fund returned 18.83% for the fiscal year ended October 31, 2005, beating its benchmark, the MSCI Europe Growth Index, which returned 15.40% for the same period. Lackluster growth continued to plague most countries in Western Europe, and the region as a whole is expected to grow only by 1.5% in 2005. Nevertheless, the corporate sector has benefited from the impetus to reform labor markets in countries such as Germany, and competition from China and Eastern Europe has driven wages down, making exports more affordable and local corporations more competitive.

The Fund continues to favor the pharmaceutical and telecommunication sectors, with some recent exposure to energy stocks as well. Potential blockbuster drugs in the pipelines of major manufacturers such as Novartis, GlaxoSmithKline, AstraZeneca, and Roche are indicative of the potential of the sector. High oil prices also prompted Fund strategists to add exposure to companies like Neste Oil, a firm that focuses on “cracking” heavy crude oil, a highly specialized and a high margin process.

The Fund’s top country selection remained largely intact, with France, the United Kingdom, and Germany representing over 60% of the Fund’s assets.

i

Understanding Your Fund’s Expenses

Shareholders of mutual funds incur two types of costs: transaction costs incurred from buying or selling Fund shares and ongoing costs incurred from the Funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended October 31, 2005. It uses the Fund’s actual return and expense ratio for the period (184/365 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply that number by the number in the Expenses Paid During the Period column. For example a $10,500 account value divided by 1,000 equals 10.5, times $6.96 for the European Emerging Markets Fund yields $73.08 in expense for the period.

	Value May 1, 2005	Value October 31, 2005	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,302.30	30.18%	1.20%	$6.96
European Growth	1,000.00	1,101.10	10.11%	1.20%	6.36

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return, which is not the Fund’s actual return, and the Fund’s actual expense ratio for the six-month period (184/365 days) ended October 31, 2005 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value May 1, 2005	Value October 31, 2005	6-Month Net Return	Annualized Expense Ratio	Expenses Paid During the Period
European Emerging Markets	$1,000.00	$1,019.16	1.92%	1.20%	$6.11
European Growth	1,000.00	1,019.16	1.92%	1.20%	6.11

Annual Report	ii

The Fund seeks long-term capital appreciation by generally investing in equity securities of issuers of any capitalization organized in European emerging market countries.

Country Holdings - percent of value
Russia	32%
Poland	19%
Hungary	15%
Czech Republic	14%
Romania	8%
Austria	5%
Other	7%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2005

Principal or Shares	Security Description	Value
Common Stocks (99%)
Consumer Discretionary (1%)
300,000	Compa S.A.	$152,379
150,000	Electroaparataj Bucuresti (b)	20,448
70,000	RABA Rt. (b)	214,580
1,629,559	Siretul SA	48,060

		435,467

Consumer Staples (4%)
12,000	Oriflame Cosmetics SA	310,111
500	Philip Morris CR As	348,879
29,000	Pyaterochka Holding-Regs GDR (b)	568,400

		1,227,390

Energy (29%)
45,000	Dragon Oil Plc (b)	120,794
2,000	LUKOIL - Euro	109,558
15,200	LUKOIL - USD	836,000
33,800	LUKOIL - ADR	1,857,310
15,000	MOL Magyar Olaj-es Gazipari Rt.	1,379,442
19,000	Oao Gazprom - Spon ADR	1,122,900
8,000	Oao Gazprom - Spon ADR	474,400
500,000	Polish Oil & Gas (b)	546,093
60,000	Polski Koncern Naftowy Orlen S.A.	1,065,561
12,500,000	Rompetrol Rafinare SA (b)	458,776
25,000	Sibir Energy plc (b)	129,130
1,500	Surgutneftegaz	69,477
20,500	Surgutneftegaz - ADR	963,500

		9,132,941

Financial (20%)
650,000	Asigurarea Romaneasca-Asirom (b)	104,371
1,025,611	Banca Comerciala Carpatica Sibia (b)	184,849
1,177,336	Banca Transilvania	435,965
25,000	Bank Pekao SA	1,187,487
10,000	Bank Zachodni WBK S.A.	337,337
14,000	Erste Bank AG	728,148
17,500	FHB Land Credit & Mortgage Bank Rt.	122,378
5,000	Komercni Banka As	701,399
45,000	OTP Bank Rt.	1,610,068

Principal or Shares	Security Description	Value
190,000	Romanian Development Bank	$803,185
37,500	Turkiye Garanti Bankasi	108,942

		6,324,129

Healthcare (4%)
3,500	Gedeon Richter Rt.	569,978
12,500	Zentiva NV	554,162

		1,124,140

Industrial (1%)
591,300	Electroputere Craiova (b)	42,629
5,597	Neptun SA Campina (b)	22,560
1,400,000	Rulmentul Brasov S.A. (b)	66,064
52,000	Turbomechanica S.A.	192,555

		323,808

Materials (7%)
2,000,000	Amonil S.A.	54,398
24,000	BorsodChem Rt.	252,898
900,000	Carbid Fox S.A.	23,063
31,000	KGHM Polska Miedz S.A.	436,118
12,000	Mining and Metallurgical Company Norilsk Nickel	882,000
5,000	Tisza Vegyi Kombinat RT (b)	125,730
9,000	Wienerberger AG	347,835

		2,122,042

Technology (2%)
8,000	Prokom Software SA	292,863
50,000	Synergon Information Systems (b)	133,873
15,000	TVN SA (b)	255,952

		682,688

Telecommunications (22%)
19,000	AFK Sistema	425,600
15,000	Agora SA	284,997
31,000	AO VimpelCom - ADR (b)	1,240,000
67,000	Cesky Telecom AS (b)	1,364,016
140,000	Magyar Tavkozlesi Rt (Matav)	660,504
15,000	Mobile Telesystems - ADR	554,850
5,000	Rostelecom	63,000

1	Metzler/Payden Funds

Principal or Shares	Security Description	Value
28,000	Rostelecom-Sponsored - ADR	$355,040
220,000	Telekomunikacja Polska SA	1,584,122
5,000,000	Uralsvyszinform	174,500

		6,706,629

Utilities (9%)
74,000	CEZ	1,943,241
20,000	Unified Energy System	708,000

		2,651,241

Total Common Stocks		30,730,475
Investment Companies (0%)
10,676	Dreyfus Treasury Cash Management Fund	10,676

Total (Cost - $28,968,467) (a) (99%)		30,741,151
Other Assets, net of Liabilities (1%)		277,482

Net Assets (100%)		$31,018,633

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$2,437,195
Unrealized depreciation	(664,511)

Net unrealized appreciation	$1,772,684

(b)	Non-income producing security

See notes to financial statements.

Annual Report	2

The Fund seeks long-term capital appreciation by generally investing in common and preferred growth stocks of issuers of any capitalization organized in European countries.

Country Holdings - percent of value
United Kingdom	27%
Germany	17%
France	17%
Switzerland	8%
Spain	5%
Other	26%

This information is not part of the audited financial statements.

Schedule of Investments - October 31, 2005

Principal or Shares	Security Description	Value
Common Stocks (95%)
Consumer Discretionary (8%)
3,000	DaimlerChrysler AG	$150,243
1,700	Etam Developpement SA	61,098
21,800	Marks & Spencer Group Plc	160,996
900	Rational AG	100,306
21,000	Sportingbet Plc	111,218

		583,861

Consumer Staples (11%)
2,700	Autoroutes du Sud de la France	150,621
500	Groupe Danone	50,992
3,400	Nutreco Holding NV	136,742
3,000	Oriflame Cosmetics SA	77,528
6,000	SABMiller Plc	113,139
1,200	Societe des Autoroutes du Nord et de l'Est de la France (b)	71,545
17,400	Tesco Plc	92,567
1,500	Unilever NV	105,519
200	Wella AG - Preferred Stock	20,553

		819,206

Energy (8%)
200	Areva	90,647
8,900	BG Group Plc	78,086
5,100	BP Amoco Plc	56,293
700	Compagnie Generale de Geophysique (b)	61,029
1,200	Groupe Bourbon S.A	96,999
2,163	Neste Oil OYJ (b)	66,991
1,200	OMV AG	64,714
250	Q-Cells AG (b)	13,722
2,301	Royal Dutch Shell PLC	75,004

		603,485

Financial (13%)
900	Allianz AG	127,087
3,800	Alpha Bank A.E.	108,930
27,000	Banca Intesa Spa	126,030
4,500	Banco De Sabadell SA	118,803
1,000	BNP Paribas SA	75,799
1,300	CBO Territoria (b)	6,216
2,700	Erste Bank AG	140,429
1,900	Raiffeisen International Bank-Holding AG (b)	119,540
13,800	Storebrand ASA	126,848

		949,682

Principal or Shares	Security Description	Value
Healthcare (18%)
3,200	Altana AG	$180,239
3,500	AstraZeneca Plc	156,822
10,000	GlaxoSmithKline Plc	259,851
1,800	Morphosys AG (b)	82,790
5,600	Novartis Ag	301,031
900	Roche Holding AG	134,362
1,700	Sanofi Synthelabo SA	136,090
2,000	Stada Arzneimittel AG	65,337

		1,316,522

Industrial (3%)
3,800	Mecalux, S.A. (b)	85,158
5,200	Nokian Reankaat Oyj	81,012
2,940	Societe Industrielle D'Aviation Latecoere	116,621

		282,791

Materials (5%)
4,100	Anglo American Plc	121,117
8,300	BHP Billiton Plc	121,933
2,200	Lonza Group Ag	126,703

		369,753

Technology (9%)
4,000	Business Objects S.A. (b)	136,761
13,200	Infineon Technologies AG (b)	123,387
800	SAP AG	136,809
4,000	Silicon-On-Insulator Technologies (b)	59,872
2,500	Tele Atlas NV (b)	69,507
29,000	Wolfson Microelectronics Plc (b)	127,476

		653,812

Telecommunications (16%)
8,500	Deutsche Telekom AG	150,249
4,200	France Telecom	109,122
7,500	Nokia Oyj	124,753
1,800	Premiere AG	51,792
4,800	SES Global	75,068
5,616	Telefonica S.A. (b)	89,579
13,100	Telenor ASA	127,971
140,000	Vodafone Group Plc	367,135
6,200	Web.DE AG (b)	72,369

		1,168,038

Utilities (4%)
15,500	British Energy Group PLC (b)	121,736

3	Metzler/Payden Funds

Principal or Shares	Security Description	Value
3,500	Endesa S.A.	$87,034
7,300	Scottish Power PLC	71,409

		280,179

Total Common Stocks		7,027,329
Investment Companies (5%)
387,135	Dreyfus Treasury Cash Management Fund	387,135

Total (Cost - $7,195,487) (a) (100%)		7,414,464
Liabilities in excess of Other Assets (-0%)		(28,207)

Net Assets (100%)		$7,386,257

(a)	Unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$424,818
Unrealized depreciation	(205,841)

Net unrealized appreciation	$218,977

(b)	Non-income producing security

See notes to financial statements.

Annual Report	4

October 31, 2005

	European Emerging Markets Fund	European Growth Fund
ASSETS:
Investments, at value (1)	$30,741,151	$7,414,464
Foreign cash (2)	475,749	94
Receivable for:
Interest and dividends	76,044	956
Investments sold	939,030	14,219
Fund shares sold	130,854
Receivable from Adviser (Note 3)	7,808	5,622
Other assets	13,502	6,678

Total Assets	32,384,138	7,442,033

LIABILITIES:
Bank overdraft	177,194
Payable for investments purchased	1,064,403
Payable for fund shares redeemed	8,000
Accrued expenses:
Administration fees (Note 3)	2,029	497
Trustee fees and expenses	7,164	956
Other liabilities	106,715	54,323

Total Liabilities	1,365,505	55,776

NET ASSETS	$31,018,633	$7,386,257

NET ASSETS:
Paid in capital	$25,477,549	$6,468,698
Undistributed net investment income (loss)	(220)	(149)
Undistributed net realized gains (losses)	3,770,138	698,772
Net unrealized appreciation (depreciation) from:
Investments	1,772,684	218,977
Translation of assets and liabilities in foreign currencies	(1,518)	(41)

NET ASSETS	$31,018,633	$7,386,257

Outstanding shares of beneficial interest	1,297,469	470,665

NET ASSET VALUE:
Net asset value and redemption price per share	$23.91	$15.69
Maximum offering price per share	$25.37	$16.65

(1) Investments, at cost	$28,968,467	$7,195,487
(2) Foreign cash, at cost	$476,372	$96

See notes to financial statements.

5	Metzler/Payden Funds

Period ended October 31, 2005

	European Emerging Markets Fund	European Growth Fund
INVESTMENT INCOME:
Interest income (Note 2)	$35,025	$4,785
Dividend income	428,718	129,264
Foreign tax withholding	(63,546)	(14,648)

Investment Income	400,197	119,401

EXPENSES:
Investment advisory fees (Note 3)	130,686	43,098
Administration fees (Note 3)	13,940	4,597
Custodian fees	107,251	25,126
Transfer agent fees	33,322	17,597
Registration	21,498	14,536
Trustee fees and expenses	44,118	15,697
Printing and mailing costs	37,590	12,463
Pricing	5,979	5,546
Legal fees	22,761	7,775
Accounting fees	40,904	40,904
Audit fees	29,202	29,203
Distribution fees	43,562	14,366
Other expenses	4,255	2,303

Gross Expenses	535,068	233,211
Custodian credits (Note 2)	(135)
Expense subsidy (Note 3)	(325,669)	(164,255)

Net Expenses	209,264	68,956

Net Investment Income (Loss)	190,933	50,445

REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	3,914,873	740,374
Translation of assets and liabilities in foreign currencies	(213,084)	(33,392)
Change in net unrealized appreciation (depreciation) from:
Investments	1,214,194	175,446
Translation of assets and liabilities in foreign currencies	(193,113)	(118,086)

Net Realized and Unrealized Gains (Losses)	4,722,870	764,342

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$4,913,803	$814,787

See notes to financial statements.

Annual Report	6

Periods ended October 31st

	European Emerging Markets Fund		European Growth Fund
	2005	2004	2005	2004
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$190,933	$25,530	$50,445	$10,346
Net realized gains (losses) on investments	3,701,789	324,413	706,982	91,570
Change in net unrealized appreciation (depreciation)	1,021,081	659,540	57,360	63,278

Change in Net Assets Resulting from Operations	4,913,803	1,009,483	814,787	165,194

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(104,607)	(5,056)	(56,916)	(17,586)
Net realized gains from investments	(367,326)	(160,050)	(91,142)	(37,912)

Change in Net Assets from Distributions to Shareholders	(471,933)	(165,106)	(148,058)	(55,498)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold	28,546,042	3,260,900	3,964,689	2,204,746
Reinvestment of distributions	469,033	165,106	146,318	55,432
Cost of fund shares redeemed	(7,317,209)	(941,624)	(584,662)	(17,839)
Redemption fees	9,552	7,322	5

Change in Net Assets from Capital Transactions	21,707,418	2,491,704	3,526,350	2,242,339

Total Change in Net Assets	26,149,288	3,336,081	4,193,079	2,352,035

NET ASSETS:
Beginning of period	4,869,345	1,533,264	3,193,178	841,143

End of period	$31,018,633	$4,869,345	$7,386,257	$3,193,178

Undistributed net investment income (loss)	$(220)	$(8,299)	$(149)	$(149)

FUND SHARES OF BENEFICIAL INTEREST:
Outstanding shares at beginning of period	274,369	113,850	233,293	66,271

Shares sold	1,358,743	214,038	266,430	164,166
Shares issued in reinvestment of distributions	26,111	12,720	9,896	4,211
Shares redeemed	(361,754)	(66,239)	(38,954)	(1,355)

Change in shares outstanding	1,023,100	160,519	237,372	167,022

Outstanding shares at end of period	1,297,469	274,369	470,665	233,293

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	50,961,973		14,648,586
Sale of investments (excluding government)	29,678,758		11,630,688
Purchase of government securities	—		—
Sale of government securities	—		—

See notes to financial statements.

7	Metzler/Payden Funds

October 31, 2005

1.    Organization and Related Matters

The Metzler/Payden Investment Group (the “Group”) is an open-end management investment company organized as a Delaware business trust on March 22, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its funds (each a “Fund,” collectively the “Funds”) is a series of the Group. The Funds commenced operations on December 30, 2002. The Funds are subject to an initial sales charge at the time of purchase of up to 5.75% of the public offering price. Each of the Funds is able to issue unlimited shares.

Each of the Funds has been classified as non-diversified.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Foreign equity securities are valued based upon the last sale price on the foreign exchange or market on which they are principally traded as of the close of the appropriate exchange or, if there have been no sales during the day, at the last bid price. Options, futures, swaps and other similar assets are valued at the last available bid price in the case of listed securities or on the basis of information provided by the institution with which the Fund entered into the transaction in the case of other securities. Investments in investment companies are valued at their net asset values as reported by such companies. Non-U.S. dollar securities are translated into U.S. dollars using the spot exchange rate at the close of the London market.

All other securities not described above are appraised at the fair value as determined in good faith under procedures established by the Board of Trustees. In considering fair value of a security, a number of factors are taken into consideration. Depending on the underlying circumstances at the time, these factors may include: the cost of the security or the last reported sales price of the security, as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. The Funds purchase securities that are denominated in foreign currencies. Investment securities, other assets and liabilities denominated in a foreign currency, are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expense are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Funds isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from sales and maturities of securities, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the foreign exchange rates.

Futures Contracts

The Funds may invest in stock index futures contracts, which are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract

Annual Report	8

was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Funds to meet their objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to the Funds is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Forward Currency Contracts

The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Funds enter into forward contracts to protect against adverse currency movements. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid semiannually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in applicable sections of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in the Fund’s tax return.

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are disclosed in the statement of operations.

Other

Shared expenses incurred by the Group are allocated among the Funds on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

3.    Related Party Transactions

Metzler/Payden, LLC (the “Adviser”) provides investment advisory service. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets at an annualized rate of 0.75%.

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest and taxes) will not exceed 1.50% of the Funds’ average daily net assets on an annualized basis. The Adviser also voluntarily agreed to temporarily limit total expenses (exclusive of interest and taxes) of the Funds 1.20% through October 31, 2005.

The Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee.

The deferred expense subsidy represents the cumulative amount of expenses subsidized for the Funds through the end of the period. It is not recorded as liabilities in the statement of assets

9	Metzler/Payden Funds

and liabilities. As of October 31, 2005, the deferred expense subsidy was $642,301 for the European Emerging Markets, and $443,875 for the European Growth Funds.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Group. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Group at an annualized rate of 0.08%. On October 14, 2005 the Board of Trustees approved an increase in the administration fee to 0.12%, effective November 1, 2005.

The Funds have adopted a plan pursuant to SEC Rule 12b-1 by which the Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Funds, at an annualized rate of 0.25%. Payden & Rygel Distributors received $14,206 in commission from the front-end sales charge for the year ended October 31, 2005.

The Funds employ a redemption fee on shareholders payable to the Funds and equal to 2% of the value of shares redeemed if the shares are held less than one calendar month.

Certain officers and/or trustees of the Fund are affiliated with Metzler/Payden LLC, Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and/or trustees receive no fees from the Funds for serving as officers and/or trustees of the Fund.

4.    Fund Termination

On April 29, 2005 the International Equity, Euroland Blue Chip and European Quant Equity Funds closed, at which time all portfolio holdings were liquidated and shareholders transferred to other Metzler/Payden Funds or were paid in cash.

5.    Federal Income Taxes

For Federal income tax purposes the Funds had no capital loss carryforwards.

The tax character of distributions paid during the fiscal year ended October 31, 2005 is as follows:

	Ordinary Income	Long Term Capital Gains
European Emerging Markets	$427,740	$44,193
European Growth	113,732	34,326

At October 31, 2005 net unrealized appreciation (depreciation) on investments for Federal income tax purposes are as follows:

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
European Emerging Markets	$29,173,286	$2,474,344	$906,479	$1,567,865
European Growth	7,200,907	424,818	211,261	213,557

At October 31, 2005 the components of accumulated earnings (deficit) for Federal income tax purposes are as follows:

	Undistributed Ordinary Income	Undistributed Realized Long Term Capital Gains	Total Distributable Earnings*
European Emerging Markets	$—	$3,974,957	$3,974,957
European Growth		704,192	704,192

*	Also includes net unrealized appreciation (depreciation) on investments shown above, as well as unrealized appreciation (depreciation) on other investments and translation of assets and liabilities in foreign currencies.

Annual Report	10

For a share outstanding during the periods ended October 31st

	European Emerging Markets Fund
	2005		2004		2003 (1)
Net asset value — beginning of period	$17.75		$13.47		$10.00

Income (loss) from investment activities:
Net investment income	0.21		0.09		0.09
Net realized and unrealized gains (losses)	7.27		5.55		3.38

Total from investment activities	7.48		5.64		3.47

Distributions to shareholders:
From net investment income	(0.12)		(0.04)
From net realized gains	(1.21)		(1.35)

Total distributions to shareholders	(1.33)		(1.39)		0.00

Proceeds from redemption fees	0.01		0.03		0.00

Net asset value — end of period	$23.91		$17.75		$13.47

Total return	44.91	%(3)	45.90	%(3)	34.69	%(2)

Ratios/supplemental data:
Net assets, end of period	$31,018,633		$4,869,345		$1,533,264
Ratio of gross expense to average net assets	3.07%		8.36%		21.19	%(4)
Ratio of net expense to average net assets	1.20%		1.16%		0.95	%(4)
Ratio of investment income less gross expenses to average net assets	(0.77%)		(6.27%)		(18.49	%)(4)
Ratio of net investment income to average net assets	1.10%		0.93%		1.75	%(4)
Portfolio turnover rate	178%		89%		141	%(4)

	European Growth Fund
	2005		2004		2003 (1)
Net asset value — beginning of period	$13.69		$12.69		$10.00

Income (loss) from investment activities:
Net investment income	0.13		0.13		0.08
Net realized and unrealized gains (losses)	2.40		1.60		2.61

Total from investment activities	2.53		1.73		2.69

Distributions to shareholders:
From net investment income	(0.14)		(0.17)
From net realized gains	(0.39)		(0.56)

Total distributions to shareholders	(0.53)		(0.73)		0.00

Proceeds from redemption fees	0.00		0.00		0.00

Net asset value — end of period	$15.69		$13.69		$12.69

Total return	18.83	%(3)	13.78	%(3)	26.90	%(2)

Ratios/supplemental data:
Net assets, end of period	$7,386,257		$3,193,178		$841,143
Ratio of gross expense to average net assets	4.06%		10.63%		31.22	%(4)
Ratio of net expense to average net assets	1.20%		1.15%		0.95	%(4)
Ratio of investment income less gross expenses to average net assets	(1.98%)		(8.83%)		(29.05	%)(4)
Ratio of net investment income to average net assets	0.88%		0.65%		1.22	%(4)
Portfolio turnover rate	211%		193%		177	%(4)

(1)	The Funds commenced operations on December 30, 2002
(2)	Not annualized
(3)	Total return does not reflect any applicable sales charges
(4)	Annualized

See notes to financial statements.

11	Metzler/Payden Funds

To the Shareholders and Board of Trustees of The Metzler/Payden Investment Group

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Metzler/Payden Investment Group (the “Group”), comprising the European Emerging Markets Fund and European Growth Fund, as of October 31, 2005, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the respective stated periods then ended. These financial statements and financial highlights are the responsibility of the Group’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Group is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Group’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds constituting The Metzler/Payden Investment Group as of October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for the two years then ended, and the financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Chicago, Illinois

December 23, 2005

Annual Report	12

Name and Address	Position with Fund	Year Elected	Principal Occupation(s) Past 5 Years	Funds Series	Other Directorships Held
333 S. Grand Avenue Los Angeles CA 90071

Trustees (1)

W.D. Hilton, Jr.	Independent Trustee	2002	President and CEO, Trust Services, Inc.; Executive Director, NGC Bodily Injury Trust, and Managing Trustee, Fuller-Austin Trust	All	Trustee, The Payden & Rygel Investment Group; Director, BF&M, Ltd.

James Clayburn LaForce	Independent Trustee	2002	Dean Emeritus, The John E. Anderson School of Management at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group; Trustee, BlackRock Closed End Funds; Trustee, Advisor Series Trust; Director, CancerVax Corp.; Director, Arena Pharmaceuticals, Inc.

Gerald S. Levey, M.D.	Independent Trustee	2002	Vice Chancellor, Medical Sciences, and Dean, School of Medicine at the University of California, Los Angeles	All	Trustee, The Payden & Rygel Investment Group

Scott J. Weiner	Interested Trustee	2002	Managing Principal, Payden & Rygel; President, Metzler/Payden, LLC	All

Norbert F.J. Enste	Interested Trustee	2002	Vice Chairman and Director, Metzler/Payden, LLC; Principal and Director, B. Metzler sell. Sohn & Co. Holdings KgaA; Chairman, Supervisory Board, Metzler Investment GmbH	All

Officers (2)

Scott J. Weiner	Chairman and President	2002	Managing Principal and Director, Payden & Rygel; President, Metzler/Payden, LLC	All

Frank Peter Martin	Executive Vice President	2002	Executive Vice President, Metzler Payden, LLC; Managing Director, Metzler Investment GmbH; Managing Director, Schroeders Investment Management GmbH

Brian W. Matthews	CFO	2003	Managing Principal, CFO and Director, Payden & Rygel	All

Yot Chattrabhuti	Vice President	2002	Senior Vice President, Mutual Fund Operations, Payden & Rygel	All

Bradley F. Hersh	Vice President and Treasurer	2002	Vice President and Treasurer, Payden & Rygel	All

David L. Wagner	Vice President and CCO	2002	Vice President, Risk Management, Payden & Rygel	All

Edward S. Garlock	Secretary	2002	Managing Principal, General Counsel and Director, Payden & Rygel	All

(1)	Trustees do not have a set term of office, but serve until resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

13	Metzler/Payden Funds

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Metzler/Payden Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member NASD.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov or the Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800 SEC-0330.

To view the Fund's proxy voting guidelines and proxy voting record, visit the SEC's web site at http://www.sec.gov. You may also call 866 673-8637 to request a free copy of the proxy voting guidelines.

METZLER/PAYDEN FUNDS
European Emerging Markets Fund
European Growth Fund

METZLER/PAYDEN FUNDS
333 South Grand Avenue, Los Angeles, California 90071
866 673-8637 metzlerpayden.com

ITEM 2. CODE OF ETHICS

Effective June 9, 2003, the registrant adopted “The Metzler/Payden Investment Group Supplemental Code of Ethics for Principal Officers and Senior Financial Officers” (the “Supplemental Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller. A copy of the Supplemental Code of Ethics was filed as an exhibit to the registrant’s Annual Report on Form N-CSR for the fiscal year-end and reporting period of October 31, 2003. There has been no amendment to the Supplemental Code of Ethics during the period covered by this report, and the registrant has not granted any waiver, including any implicit waiver, from any provision of the Supplemental Code of Ethics during the period covered by this report. Any person may obtain without charge a copy of the Supplemental Code of Ethics by sending his or her request in writing to: The Metzler/Payden Investment Group, Attention: General Counsel, 333 South Grand Avenue, 32nd Floor, Los Angeles, CA 90071.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

At its meeting on December 19, 2005, the registrant’s Board of Trustees determined that W.D. Hilton, Jr., who is an independent Trustee of the registrant, is the audit committee financial expert for the registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees:

Fiscal year ending October 31, 2005: $49,800

Fiscal year ending October 31, 2004: $119,200

(b) Audit-Related Fees:

Fiscal year ending October 31, 2005: $0

Fiscal year ending October 31, 2004: $0

(c) Tax Fees – For preparation of the annual tax returns (state and Federal) for each Fund:

Fiscal year ending October 31, 2005: $22,000

Fiscal year ending October 31, 2004: $21,000

(d) All Other Fees:

Fiscal year ending October 31, 2005: $0

Fiscal year ending October 31, 2004: $0

(e)(1) The Audit Committee of the registrant’s Board of Trustees, which is composed solely of independent Trustees, approves all services by the registrant’s principal accountant, and the fees for such services, prior to any engagement.

(e)(2) No services described in each of paragraphs (b) through (d) of this Item were approved by the Audit Committee of the registrant’s Board of Trustees pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Fees:

Fiscal year ending October 31, 2005: $22,000 (Item 4(c))

Fiscal year ending October 31, 2004: $21,000 (Item 4(c))

(h) In the fiscal years ending October 31, 2005 and October 31, 2004, the registrant’s principal accountant did not provide any non-audit services to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that required pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. However, each year at the time the Audit Committee of the registrant’s Board of Trustees considers the appointment and scope of services and fees for the registrant’s principal accountant, the Audit Committee considers whether the provision of services by the registrant’s principal accountant to the registrant’s investment adviser, Metzler/Payden, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included as a part of the report to shareholders filed under Item 1 of this report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of these controls and procedures as required by the applicable regulations, that the registrant’s disclosure controls and procedures are effective in ensuring that the information required to be disclosed by the registrant in this report is accumulated and communicated to them as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ SCOTT J. WEINER
Scott J. Weiner Chairman and President

Date: December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Metzler/Payden Investment Group

By:	/s/ BRIAN W. MATTHEWS
Brian W. Matthews Vice President and Chief Financial Officer

Date: December 28, 2005